Subsequent Events - Narrative (Details) - Subsequent Event - LED Business - USD ($) $ in Millions	Dec. 27, 2020	Sep. 27, 2020
Subsequent Event [Line Items]
Goodwill impairment	$ 6.9	$ 105.7
Disposal Group, Including Discontinued Operation, Assets Held For Sale Impairment	$ 19.5